Long-term Debt	12 Months Ended
Oct. 31, 2021
Long-term Debt

14.	Long-term Debt

Transactions related to the Company’s long-term debt during the years ended October 31, 2021 and October 31, 2020, include the following:

Movement in long-term debt	$
Balance - October 31, 2019	150,000
Additions (Notes 14.7, 14.8)	615,000
Interest accretion	260,940
Payments	(226,126)
Balance - October 31, 2020	799,814
Additions (Notes 14.1, 14.2, 14.3, 14.4, 14.5,14.6)	1,452,056
Interest accretion	565,506
Reclassification to acquisition consideration payable (Notes 8, 14.4)	(100,000)
Payments	(507,715)
Balance - October 31, 2021	2,209,661
Current portion	843,900
Non-current portion	1,365,761

14.1	On November 23, 2020, debt was issued by Grown Rogue Distribution, LLC with a principal amount of $125,000, interest paid monthly at 10% per annum, and a maturity date of November 23, 2023. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $125,000. The note is reported at amortized cost using an effective interest rate of approximately 27%.

14.2	On December 2, 2020, debt was issued by Grown Rogue Gardens, LLC with a principal amount of $150,000, interest accrued at 10% per annum, and a maturity date of December 31, 2021. Interest and principal are payable upon maturity. The maturity date can be extended by up to six-months for a $1,000 fee per $10,000 of principal extended. The note was loaned by the former COO of the Company.

14.3	On January 27, 2021, debt was issued by Grown Rogue Distribution, LLC with a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 27, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 27%.

14.4	On February 4, 2021, a note payable for $100,000 was issued to satisfy a milestone payment due to the seller of Golden Harvests. The note is payable 12 months from the issue date and accrues interest at $2,000 per month. This note payable was reclassified to acquisition consideration payable during the year ended October 31, 2021.

14.5	On May 1, 2021, the Company assumed a note payable owed by Golden Harvests (Note 8) with a carrying value of $227,056. The note is for a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 14, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 33%.

14.6	On September 9, 2021, the Company entered into an unsecured promissory note agreement with PBIC, a related party, in the amount of $800,000 which was to be fully advanced by September 30, 2021. During the year ended October 31, 2021, $600,000 was received. This note matures on December 15, 2022, with payments commencing January 15, 2022, and continuing through and including December 15, 2022. The terms of the note require the Company to make certain participation payments to the lender based on a percentage monthly sales of cannabis flower sold from the Company’s sun-grown A-flower 2021 harvest (the “Harvest”), less 15% of such amount to account for costs of sales. The percentage will be determined by dividing 2,000 by the total volume of pounds of the Harvest, proportionate to principal proceeds. A portion of these payments will be used to pay down the outstanding principal on a monthly basis. The note will automatically terminate when the full amount of any outstanding principal plus the applicable participation payments are paid prior to the maturity date. Should the participation payments fully repay the principal amount prior to the maturity date then the note will automatically terminate. The note bears no stated rate of interest, and in the event of default, the note will bear interest at 15% per annum. The note is reported at amortized cost using an effective interest rate of approximately 1.9%.

Accrued interest payable on long-term debt at October 31, 2021 was $13,750 (October 31, 2020 - $9,367).

Transactions related to the Company’s long-term debt for the year ended October 31, 2020, include the following:

14.7	On December 5, 2019, debt was issued with a principal amount of $15,000, with simple interest accrued at a rate of 60% per annum and a maturity of 60 days. On February 18, 2020, all principal and interest was repaid. This amount was owed to the CEO of the Company.

14.8	Debt issuance by GR Michigan, LLC

On March 20, 2020: Principal of $600,000 was received under a secured debt investment of $600,000 (the “Michigan Debt”). The Michigan Debt carries a two-year term, with monthly payments of principal commencing June 15, 2020, and with payments calculated at 1% of cash sales receipts of Golden Harvests (Note 8). Once the principal is repaid, each investor will receive a monthly royalty of 1% per $100,000 invested of cash receipts for sales by Golden Harvests (the “Royalty”). The Royalty commences on the date that repayments equal to principal have been made for a period of two years. The Royalty maximum is two times the amount of principal invested and the Royalty minimum is equal to the principal loaned; the Company expects to pay the Royalty maximum by July 2023. The Company has the right but not the obligation, to purchase the Royalty from any lender by paying an amount equal to the original principal invested by such lender. The debt is reported at the carrying value of the probability-weighted estimated future cash flows of all payments under the Michigan Debt agreement at amortized cost using the effective interest method. Interest accreted during the year ended October 31, 2021 was $451,066 (2020 - $260,940) calculated using an effective interest rate of 73%. During the year ended October 31, 2021, $450,421 (2020 - $75,126) was repaid against this debt.

Principal amounts of the Michigan Debt of $50,000 and $100,000 (a total of $150,000), were loaned by officers of the Company. Principal of $150,000, was loaned by a director of the Company.